Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 372,562	$ 3,417,796
Restricted cash		986,304
Short-term investments		1,557,104
Accounts receivable, net	6,661,996	7,802,035
Notes receivable	169,521	14,250
Inventories, net	4,794,839	522,940
Advances to suppliers	10,957,494	16,889,585
Prepaid expenses and other current assets	861,393	642,070
Current assets of discontinued operation	6,138,634	6,600,125
Total current assets	32,325,613	41,403,659
Non-current assets:
Property, plant and equipment, net	8,012,289	7,844,566
Intangible assets, net	1,691,355	2,057,625
Land use right, net	1,604,945	1,677,007
Right-of-use assets, net	2,030
Goodwill, net	1,721,901	1,780,569
Deferred tax assets, net	946,573	991,025
Long-term investments, net	14,274,167	14,857,156
Other non-current assets	10,120,690	9,126,592
Non-current assets of discontinued operation	1,348,642	1,488,997
Total non-current assets	46,287,823	43,956,004
Total assets	78,613,436	85,359,663
Current liabilities:
Short-term borrowings	3,582,896	5,186,958
Long-term borrowings, current	1,413,866	634,120
Accounts payable	160,524	190,315
Advances from customers	103,596	143,723
Income tax payable	85,626	93,777
Lease liabilities, current	2,719
Accrued expenses and other payables	876,198	2,313,724
Current liabilities of discontinued operation	7,718,422	7,022,723
Total current liabilities	14,849,485	16,891,846
Non-current liabilities:
Long-term borrowings	6,414,762	7,461,240
Non-current liabilities of discontinued operation	10,237	23,069
Total non-current liabilities	6,424,999	7,484,309
Total liabilities	21,274,484	24,376,155
Commitments and contingencies (Note 16)
EQUITY
Ordinary shares (par value of $0.04 per share; 100,000,000 shares authorized; 2,675,172 and 5,675,172 shares issued and outstanding as of September 30, 2024 and March 31, 2025, respectively)	227,007	107,007
Subscription receivable	(7,800)	(7,800)
Additional paid-in capital	81,668,806	82,176,550
Statutory reserve	366,071	366,071
Accumulated deficits	(23,223,955)	(22,087,948)
Accumulated other comprehensive loss	(3,983,663)	(1,986,591)
Total EZGO Technologies Ltd.’s shareholders’ equity	55,046,466	58,567,289
Non-controlling interests	2,292,486	2,416,219
Total equity	57,338,952	60,983,508
Total liabilities and equity	78,613,436	85,359,663
Related Party
Current assets:
Amounts due from related parties, current	2,369,174	2,971,450
Non-current assets:
Amounts due from a related party, non-current	6,565,231	4,132,467
Current liabilities:
Amounts due to related parties, current	$ 905,638	$ 1,306,506